Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 12,613,577	$ 10,683,202
Less: allowance for credit losses	2,009,905	469,632	$ 538,169
Accounts receivable, net	$ 10,603,672	$ 10,213,570